SUBSEQUENT EVENTS (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)	Jul. 27, 2023	Mar. 02, 2023	Feb. 14, 2023	Jan. 23, 2023	Feb. 17, 2022	Feb. 17, 2024	Feb. 14, 2024	Jun. 30, 2023	May 17, 2023	Mar. 31, 2023	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock shares redemption			$ 3,177,941
Common stock shares outstanding			8,023,765
Common stock subject to redemption shares								5,447,059
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding			5,867,515					420,456				420,456	0
Common stock subject to redemption shares			5,447,059
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares outstanding								2,156,250				2,156,250	2,156,250
Sale of Units in Initial Public Offering, net of offering costs, shares			2,156,250
IPO [Member]
Subsequent Event [Line Items]
Share price					$ 10.00			$ 10.00	$ 0.20		$ 0.20	$ 10.00
Sale of Units in Initial Public Offering, net of offering costs, shares					8,625,000
Charter and Trust Agreement [Member]
Subsequent Event [Line Items]
Deposits									$ 1,725,000		$ 1,725,000
Charter and Trust Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Deposits							$ 1,725,000
Second Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 2,200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sponsor fees				$ 250,000
Share price			$ 0.06			$ 0.06					$ 0.06
Deposits			$ 326,824
Common stock shares redemption			$ 3,177,941
Common stock shares outstanding			8,023,765
Sale of Units in Initial Public Offering, net of offering costs, shares	2,200,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding			5,867,515
Common stock subject to redemption shares			5,447,059
Sale of Units in Initial Public Offering, net of offering costs, shares	4,400,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Sale of Units in Initial Public Offering, net of offering costs, shares			2,156,250
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Share price			$ 0.20						$ 0.20
Subsequent Event [Member] | Charter and Trust Agreement [Member]
Subsequent Event [Line Items]
Deposits									$ 1,725,000		$ 1,725,000
Subsequent Event [Member] | Second Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount										$ 2,000,000
Subsequent Event [Member] | Second Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Loans payable										$ 500,000
Subsequent Event [Member] | Sponsor Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 1,600,000